SHARE-BASED PAYMENT (Schedule of Assumptions Used to Estimate Fair Value of Share Options Granted) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	54.83%
Expected volatility, minimum		70.80%	51.96%
Expected volatility, maximum		77.52%	56.23%
Risk-free interest rate	1.20%
Risk-free interest rate, minimum		1.13%	1.06%
Risk-free interest rate, maximum		1.62%	1.64%
Dividend yield	0.00%	0.00%	0.00%
Forfeiture rate	0.00%	0.00%	0.00%
Suboptimal early exercise factor	$ 2.2		$ 2.8
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Suboptimal early exercise factor		$ 2.2
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Suboptimal early exercise factor		$ 2.8